Property, plant and equipment, net (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property and equipment, net
Total	4,893,149	3,058,236
Less: accumulated depreciation	(1,036,207)	(562,836)
Subtotal	3,856,942	2,495,400
Construction-in-progress	1,242,266	675,321
Property and equipment, net	5,099,208	3,170,721	1,724,442
Impairment loss	303,068	47,286	18,010
Depreciation expense	475,278	285,435	160,270
Buildings
Property and equipment, net
Total	888,541	520,359
Net book value of building pledged as collateral	109,815
Long term bank loan secured by pledge of building	130,000
Furniture, fixtures and office equipment
Property and equipment, net
Total	63,972	45,197
Motor vehicles
Property and equipment, net
Total	18,961	15,305
Machinery and equipment
Property and equipment, net
Total	3,831,912	2,427,277
Impairment loss	303,068	47,286	18,010
Leasehold improvements
Property and equipment, net
Total	89,763	50,098
Capitalized interest
Property and equipment, net
Interest capitalized	50,912	28,626	15,464